Other Liabilities	3 Months Ended
Mar. 31, 2012
Other Liabilities [Abstract]
OTHER LIABILITIES

NOTE 12: — OTHER LIABILITIES

a.	Other current liabilities:

	March 31, 2012	December 31, 2011
Returns reserve	$33,426	$30,722
Due to customers (1)	459	290
Employees and payroll accruals	15,524	12,840
Deferred revenue	—	351
Medicaid and indirect rebates	33,378	32,316
Accrued income taxes	68,507	55,553
Legal and audit fees	658	848
Accrued expenses	7,091	12,424
Interest payable	639	240
Deferred taxes	302	284
Derivative instruments	237	1,483
OCS and other royalties	2,774	1,865
Other	1,970	773

	$164,965	$149,989

(1)	Amount due to customers in excess of their outstanding balance as a result of chargebacks, rebates and other deductions.

b.	Other long-term liabilities:

	March 31, 2012	December 31, 2011
Accrued severance pay	$3,020	$3,451
Interest rate swap	1,333	1,423
Accrued taxes	60	60

	$4,413	$4,934